Commitments and Contingencies - Commitments to Fund Newbuilding and Other Construction Contract Costs (Details) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2016
Unrecorded Unconditional Purchase Obligation [Line Items]
Total $		$ 24,192
Ownership percentage (in percentage)		100.00%
Bahrain LNG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Ownership percentage (in percentage)		30.00%	30.00%
Consolidated Entities
Unrecorded Unconditional Purchase Obligation [Line Items]
Total $		$ 12,853
Long-term purchase commitment, amount	$ 52,800
Equity Method Investments
Unrecorded Unconditional Purchase Obligation [Line Items]
Total $		11,339
Construction [Member] | Bahrain LNG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Total $		11,300
Building | Bahrain LNG Joint Venture
Unrecorded Unconditional Purchase Obligation [Line Items]
Borrowings provided under revolving credit facilities		23,500
Building | Bahrain LNG Joint Venture | Seapeak LLC
Unrecorded Unconditional Purchase Obligation [Line Items]
Borrowings provided under revolving credit facilities		$ 7,100